                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:        3-31-09
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mairs and Power, Inc.
                 -------------------------------
   Address:      332 Minnesota St. # W-1520
                 -------------------------------
                 St. Paul, MN 55101
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jon A. Theobald
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   651-222-8478
         -------------------------------

Signature, Place, and Date of Signing:
/s/ Jon A. Theobald                St. Paul, MN           5-14-09
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              0
                                        --------------------

Form 13F Information Table Entry Total:        127
                                        --------------------

Form 13F Information Table Value Total:    2,229,642,468
                                        --------------------


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

      ITEM 1                ITEM 2      ITEM 3      ITEM 4         ITEM 5         ITEM 6     ITEM 7           ITEM 8
------------------------- ----------- --------- ------------- ---------------- ------------ ---------- ----------------------
                           TITLE OF                MARKET                SH/    INVESTMENT               VOTING AUTHORITY
   NAME OF ISSUER           CLASS       CUSIP       VALUE        SHRS    PRW    DISCRETION   MANAGERS          SOLE
------------------------- ----------- --------- ------------- ---------- ----- ------------ ---------- ----------------------
Abbott Laboratories          COM      002824100     5,697,460    119,444  SHR       SOLE                              119,444
ADC Telecom                  COM      000886309     7,734,795  1,761,912  SHR       SOLE                            1,761,912
American Express             COM      025816109     1,198,268     87,914  SHR       SOLE                               87,914
Amgen                        COM      031162100     2,753,262     55,599  SHR       SOLE                               55,599
Anadarko Pete Corp           COM      032511107       255,780      6,577  SHR       SOLE                                6,577
Apache Corp                  COM      037411105       228,096      3,559  SHR       SOLE                                3,559
Assoc Banc Corp              COM      045487105    26,731,864  1,730,218  SHR       SOLE                            1,730,218
AT&T                         COM      00206R102     1,078,434     42,795  SHR       SOLE                               42,795
Automatic Data Proc          COM      053015103       493,998     14,050  SHR       SOLE                               14,050
Bank of America Corp         COM      060505104       631,795     92,639  SHR       SOLE                               92,639
Bank of Hawaii               COM      062540109       494,700     15,000  SHR       SOLE                               15,000
Baxter International         COM      071813109    62,127,965  1,212,963  SHR       SOLE                            1,212,963
Bemis                        COM      081437105    67,069,316  3,198,346  SHR       SOLE                            3,198,346
Berkshire Hathaway           COM      084670207       400,440        142  SHR       SOLE                                  142
Berkshire Hathaway B         COM      084670207       397,748        141  SHR       SOLE                                  141
Best Buy                     COM      086516101       580,750     15,299  SHR       SOLE                               15,299
BP PLC                       COM      055622104    15,514,083    386,885  SHR       SOLE                              386,885
Briggs & Stratton            COM      109043109     5,181,053    314,003  SHR       SOLE                              314,003
Bristol-Myers Squibb         COM      110122108     7,338,110    334,768  SHR       SOLE                              334,768
Burlington Northern          COM      12189T104       669,470     11,130  SHR       SOLE                               11,130
C H Robinson Worldwide       COM      12541W209     9,412,308    206,365  SHR       SOLE                              206,365
Carter Family Corp.          COM                    2,667,008     52,090  SHR       SOLE                               52,090
Chevron Corp                 COM      166764100     5,383,547     80,065  SHR       SOLE                               80,065
Cisco                        COM      17275R102     1,087,015     64,819  SHR       SOLE                               64,819
Citigroup Inc                COM      172967101        63,759     25,201  SHR       SOLE                               25,201
Coca-Cola                    COM      191216100       535,663     12,188  SHR       SOLE                               12,188
Colgate-Palmolive            COM      194162103       406,667      6,895  SHR       SOLE                                6,895
ConocoPhillips               COM      20825C104    10,522,436    268,704  SHR       SOLE                              268,704
Corning                      COM      219350105    41,637,836  3,137,742  SHR       SOLE                            3,137,742
Daktronics, Inc              COM      234264109     9,045,845  1,381,045  SHR       SOLE                            1,381,045
Deluxe Corp                  COM      248019101       944,270     98,055  SHR       SOLE                               98,055
Disney                       COM      254687106     2,662,202    146,597  SHR       SOLE                              146,597
Donaldson                    COM      257651109    73,486,739  2,737,956  SHR       SOLE                            2,737,956
Ecolab Inc                   COM      278865100    88,348,982  2,543,881  SHR       SOLE                            2,543,881
Emerson Electric             COM      291011104    94,955,153  3,322,434  SHR       SOLE                            3,322,434
Enteromedics Inc.            COM      29365m109        26,229     19,286  SHR       SOLE                               19,286
Exxon Mobil Corp             COM      30231G102    19,415,560    285,104  SHR       SOLE                              285,104
Fastenal Co.                 COM      311900104    17,978,729    559,127  SHR       SOLE                              559,127
G & K Services Cl A          COM      361268105    15,033,374    794,996  SHR       SOLE                              794,996
General Electric             COM      369604103    39,783,290  3,935,043  SHR       SOLE                            3,935,043
General Mills                COM      370334104    60,731,411  1,217,550  SHR       SOLE                            1,217,550
Genuine Parts                COM      372460105       485,225     16,250  SHR       SOLE                               16,250
Graco Inc                    COM      384109104    52,974,668  3,103,378  SHR       SOLE                            3,103,378
Hawkins Chemical             COM      420200107       308,600     20,000  SHR       SOLE                               20,000
HB Fuller                    COM      359694106    52,373,072  4,028,698  SHR       SOLE                            4,028,698
Hershey                      COM      427866108       743,789     21,404  SHR       SOLE                               21,404
Hewlett-Packard              COM      428236103       294,247      9,178  SHR       SOLE                                9,178
Home Depot                   COM      437076102     8,056,858    341,972  SHR       SOLE                              341,972
Honeywell Inc                COM      438516106    58,876,068  2,113,283  SHR       SOLE                            2,113,283
Hormel                       COM      440452100    69,358,268  2,187,268  SHR       SOLE                            2,187,268
IBM                          COM      459200101     8,951,105     92,384  SHR       SOLE                               92,384
Ingersoll Rand               COM      G4776G101       284,280     20,600  SHR       SOLE                               20,600
Intel                        COM      458140100    28,033,482  1,865,168  SHR       SOLE                            1,865,168
J.P. Morgan Chase & Co       COM      46625H100     4,943,216    185,975  SHR       SOLE                              185,975
Johnson & Johnson            COM      478160104    94,397,288  1,794,625  SHR       SOLE                            1,794,625
Kimberly-Clark               COM      494368103     8,338,210    180,833  SHR       SOLE                              180,833
Lilly (Eli)                  COM      532457108    11,686,599    349,793  SHR       SOLE                              349,793
Lincoln Nat'l Corp           COM      534187109       159,797     23,886  SHR       SOLE                               23,886
Marshall & Ilsley            COM      571837103     2,197,473    390,315  SHR       SOLE                              390,315
McDonald's Corp              COM      580135101       970,255     17,780  SHR       SOLE                               17,780
Medtronic Inc                COM      585055106    99,013,748  3,359,815  SHR       SOLE                            3,359,815
Merck & Co                   COM      589331107     3,676,654    137,445  SHR       SOLE                              137,445
Metavante Technologies       COM      591407101     9,360,442    468,960  SHR       SOLE                              468,960
Microsoft                    COM      594918104     4,747,782    258,453  SHR       SOLE                              258,453
MMM Co.                      COM      88579Y101   115,356,017  2,320,113  SHR       SOLE                            2,320,113
Moneygram Intl               COM      60935Y109        13,452     11,400  SHR       SOLE                               11,400
Motorola                     COM      620076109       423,312    100,074  SHR       SOLE                              100,074
MTS Systems                  COM      553777103    37,843,546  1,663,453  SHR       SOLE                            1,663,453
Murphy Oil                   COM      626717102     1,119,250     25,000  SHR       SOLE                               25,000
Nokia                        COM      654902204       151,127     12,950  SHR       SOLE                               12,950
Nuveen Perf Inc Pfd          COM        2822911       250,000        100  SHR       SOLE                                  100
Occidental Pete              COM      674599105       695,625     12,500  SHR       SOLE                               12,500
Patterson Companies          COM      703395103    29,785,541  1,579,297  SHR       SOLE                            1,579,297
Pentair Inc                  COM      709631105    75,039,430  3,462,826  SHR       SOLE                            3,462,826
PepsiCo Inc                  COM      713448108       660,282     12,826  SHR       SOLE                               12,826
Pfizer Inc                   COM      717081103    48,180,178  3,537,458  SHR       SOLE                            3,537,458
Philip Morris Intl Inc       COM      718172109       342,849      9,636  SHR       SOLE                                9,636
Principal Financial          COM      74251V102    11,796,337  1,442,095  SHR       SOLE                            1,442,095
Procter & Gamble             COM      742718109     2,290,587     48,643  SHR       SOLE                               48,643
Qmed Inc                     COM      747914109           172     21,530  SHR       SOLE                               21,530
Qualcomm, Inc.               COM      747525103       376,843      9,685  SHR       SOLE                                9,685
Qwest Communications         COM      749121109        34,200     10,000  SHR       SOLE                               10,000
Royal Bank of Canada         COM      780087102       605,006     20,920  SHR       SOLE                               20,920
Royal Dutch Shell Spons
 ADR A                       COM      780259206     1,259,892     28,440  SHR       SOLE                               28,440
Schlumberger Ltd             COM      806857108    18,798,774    462,796  SHR       SOLE                              462,796
Sigma Aldrich                COM      826552101       393,394     10,410  SHR       SOLE                               10,410
Sonus Networks               COM      835916107        52,677     33,552  SHR       SOLE                               33,552
St. Jude Medical             COM      790849103    57,208,270  1,574,684  SHR       SOLE                            1,574,684
Staples Inc                  COM      855030102       307,635     16,987  SHR       SOLE                               16,987
Starbucks Corp               COM      855244109       279,972     25,200  SHR       SOLE                               25,200
State Street Corp            COM      857477103       246,240      8,000  SHR       SOLE                                8,000
Stratasys Inc.               COM      862685104     8,233,736    995,615  SHR       SOLE                              995,615
Sturm Ruger                  COM      864159108       431,550     35,000  SHR       SOLE                               35,000
Super Valu                   COM      868536103    10,621,672    743,815  SHR       SOLE                              743,815
SurModics Inc                COM      868873100    19,159,179  1,049,818  SHR       SOLE                            1,049,818
Target Corp                  COM      87612E106   100,308,382  2,916,789  SHR       SOLE                            2,916,789
TCF Financial                COM      872275102    52,297,261  4,447,046  SHR       SOLE                            4,447,046
Techne Corp                  COM      878377100    14,217,378    259,868  SHR       SOLE                              259,868
Tempra Technology            COM      200509271        74,000     40,000  SHR       SOLE                               40,000
Toro                         COM      891092108    58,578,250  2,422,591  SHR       SOLE                            2,422,591
Travelers Companies Inc      COM      89417E109    40,981,742  1,008,409  SHR       SOLE                            1,008,409
United Parcel Service        COM      911312106    28,812,502    585,382  SHR       SOLE                              585,382
United Technologies          COM      913017109       375,473      8,736  SHR       SOLE                                8,736
UnitedHealth Group           COM      91324p102       728,280     34,796  SHR       SOLE                               34,796
US Bancorp                   COM      902973304    60,258,955  4,124,501  SHR       SOLE                            4,124,501
Valspar                      COM      920355104    98,606,908  4,937,752  SHR       SOLE                            4,937,752
Verizon Comm                 COM      92343V104     6,044,516    200,150  SHR       SOLE                              200,150
Walgreen Co.                 COM      931422109       340,128     13,102  SHR       SOLE                               13,102
WalMart                      COM      931142103       457,178      8,775  SHR       SOLE                                8,775
Washington Post Co           COM      939640108       535,650      1,500  SHR       SOLE                                1,500
Wells Fargo & Co             COM      949746101    60,830,503  4,271,805  SHR       SOLE                            4,271,805
Western Union                COM      959802109     1,875,255    149,185  SHR       SOLE                              149,185
Weyerhaeuser                 COM      962166104       321,632     11,666  SHR       SOLE                               11,666
Woodward Governor            COM      980745103       111,800     10,000  SHR       SOLE                               10,000
Wyeth                        COM      983024100     3,987,656     92,650  SHR       SOLE                               92,650
Xcel Energy Inc.             COM      98389B100     8,124,040    436,073  SHR       SOLE                              436,073
Zimmer Holdings, Inc.        COM      98956P102    25,828,724    707,636  SHR       SOLE                              707,636

COMMON STOCK SUBTOTAL                           2,226,589,494 97,259,225                                           97,259,225


PREFERRED STOCK

USB CAP VIII 6.35%                    903307205       257,483     14,265  SHR       SOLE                               14,265
Xcel Energy Inc.
 7.6 Jr. Sub                          98389B886       247,303     10,655  SHR       SOLE                               10,655
Gen Elec Cap Corp
 6.10% Pub In                         369622519       205,000     10,000  SHR       SOLE                               10,000
Wells Fargo Cap 7%
 Due 9/1/31                           94976Y207       197,378     11,070  SHR       SOLE                               11,070
Wells Fargo Cap 6.25                  94979S207       182,858     11,975  SHR       SOLE                               11,975

PREFERRED STOCK SUBTOTAL                            1,090,022     57,965                                               57,965


ETF

iShares S&P 500 Index                 464287200       308,528      3,875  SHR       SOLE                                3,875
iShares MSCI EAFE Index Fd            464287465       256,740      6,830  SHR       SOLE                                6,830
SPDR Trust Unit Sr 1                  78462F103       747,488      9,400  SHR       SOLE                                9,400
Ultra Financials Proshares            74347R743        96,570     37,000  SHR       SOLE                               37,000

ETF SUBTOTAL                                        1,409,326     57,105                                               57,105


CONVERTIBLE BOND
NorAm Energy 6% Due 03/15/12          655419AC3       553,626    558,091  PRN       SOLE                              558,091

GRAND TOTALS                                    2,229,642,468 97,932,386                                                 97,932,386